Non-life Reserves - Components of Non-life reserves (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of non-life reserves [Line Items]
Non-life reserves	[1]	$ 13,151,309	$ 12,725,631
Non Life
Components of non-life reserves [Line Items]
Case reserves		5,148,325	5,110,575
ACRs		190,071	159,821
IBNR reserves		7,812,913	7,455,235
Non-life reserves		$ 13,151,309	$ 12,725,631	$ 12,047,792	$ 11,395,321

[1]	See Note 21 for additional information regarding related party transactions.